DIVIDENDS - Dividends Declared and Paid (Details) $ / shares in Units, $ in Thousands																									12 Months Ended
	Dec. 29, 2023 £ / shares shares	Dec. 29, 2023 USD ($) $ / shares shares	Sep. 29, 2023 £ / shares shares	Sep. 29, 2023 USD ($) $ / shares shares	Jun. 30, 2023 £ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Mar. 28, 2023 £ / shares shares	Mar. 28, 2023 USD ($) $ / shares shares	Dec. 28, 2022 £ / shares shares	Dec. 28, 2022 USD ($) $ / shares shares	Sep. 26, 2022 £ / shares shares	Sep. 26, 2022 USD ($) $ / shares shares	Jun. 30, 2022 £ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Mar. 28, 2022 £ / shares shares	Mar. 28, 2022 USD ($) $ / shares shares	Dec. 17, 2021 £ / shares shares	Dec. 17, 2021 USD ($) $ / shares shares	Sep. 24, 2021 £ / shares shares	Sep. 24, 2021 USD ($) $ / shares shares	Jun. 24, 2021 £ / shares shares	Jun. 24, 2021 USD ($) $ / shares shares	Mar. 26, 2021 £ / shares shares	Mar. 26, 2021 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 05, 2023 shares	Dec. 31, 2020 shares
Dividends1 [Abstract]
Dividend per Share (in USD per share or GBP per share) | (per share)	£ 0.6840	$ 0.8750	£ 0.7040	$ 0.8750	£ 0.6860	$ 0.8750	£ 0.7220	$ 0.8750	£ 0.6900	$ 0.8500	£ 0.7320	$ 0.8500	£ 0.6860	$ 0.8500	£ 0.6500	$ 0.8500	£ 0.5980	$ 0.8000	£ 0.5760	$ 0.8000	£ 0.5620	$ 0.8000	£ 0.5700	$ 0.8000
Shares outstanding (in shares) | shares	47,857,000	47,857,000	48,157,000	48,157,000	48,165,000	48,165,000	47,869,000	47,869,000	41,447,000	41,447,000	42,294,000	42,294,000	42,527,000	42,527,000	42,502,000	42,502,000	42,480,000	42,480,000	42,480,000	42,480,000	42,472,000	42,472,000	35,376,000	35,376,000	47,556,000	41,447,000	42,483,000	0.05	35,369,000
Gross Dividends Paid | $		$ 41,875		$ 42,137		$ 42,144		$ 41,885		$ 35,230		$ 35,950		$ 36,148		$ 36,127		$ 33,984		$ 33,984		$ 33,970		$ 28,301	$ 168,041	$ 143,455	$ 130,239